SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Non-monetary exchange
Revenues recognized for non-monetary transactions	$ 706	$ 972	$ 1,291
Direct costs	$ 0	$ 0	$ 0